FIXED ASSETS, NET (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Purchase of fixed assets that has not yet paid	$ 1,900	$ 0